As filed with the Securities and Exchange             Registration No. 33-75992
Commission on February 13, 1997                       Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                        Post-Effective Amendment No. 7 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                 60 days after filing pursuant to paragraph (a)(2) of Rule 485
    --------
       X         on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
    --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


     FORM N-4
     ITEM NO.                        PART A (PROSPECTUS)                                  LOCATION

        1           Cover Page...........................................   Cover Page

        2           Definitions..........................................   Definitions

        3           Synopsis.............................................   Prospectus Summary; Fee Table

        4           Condensed Financial Information......................   Condensed Financial Information

        5           General Description of Registrant, Depositor, and
                    Portfolio Companies..................................   The Company; Variable Annuity
                                                                            Account C; The Funds

        6           Deductions and Expenses..............................   Charges and Deductions; Distribution

        7           General Description of Variable Annuity Contracts....
                                                                            Purchase; Miscellaneous

        8           Annuity Period.......................................   Annuity Period

        9           Death Benefit........................................   Death Benefit During Accumulation
                                                                            Period; Death Benefit Payable
                                                                            During the Annuity Period

        10          Purchases and Contract Value.........................   Purchase; Contract Valuation

        11          Redemptions..........................................   Right to Cancel; Withdrawals

        12          Taxes................................................   Tax Status

        13          Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                            Proceedings

        14          Table of Contents of the Statement of Additional
                    Information..........................................   Contents of the Statement of
                                                                            Additional Information






     FORM N-4            PART B (STATEMENT OF ADDITIONAL INFORMATION)
     ITEM NO.                                                                             LOCATION

        15          Cover Page...........................................   Cover page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and History

        18          Services.............................................   General Information and History;
                                                                            Independent Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20          Underwriters.........................................   Offering and Purchase of Contracts

        21          Calculation of Performance Data......................   Performance Data; Average Annual
                                                                            Total Return Quotations

        22          Annuity Payments.....................................   Annuity Payments

        23          Financial Statements.................................   Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS
 =============================================================================


   The Contracts offered in connection with this Prospectus are individual Installment and Single Purchase Payment deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to provide for retirement income for Contracts established under Section 408 of the Internal Revenue Code. (See "Purchase.") Currently, the IRA is not available as a "Simple IRA" as defined in Section 408(p) of the Internal Revenue Code.


   The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

(bullet) Aetna Variable Fund                             (bullet) Alger American Small Cap Portfolio
(bullet) Aetna Income Shares                             (bullet) American Century VP Capital Appreciation
(bullet) Aetna Variable Encore Fund                               (formerly known as TCI Growth)
(bullet) Aetna Investment Advisers Fund, Inc.            (bullet) Fidelity VIP II Contrafund Portfolio
(bullet) Aetna Ascent Variable Portfolio                 (bullet) Fidelity VIP Equity-Income Portfolio
(bullet) Aetna Crossroads Variable Portfolio             (bullet) Fidelity VIP Growth Portfolio
(bullet) Aetna Legacy Variable Portfolio                 (bullet) Fidelity VIP Overseas Portfolio
(bullet) Aetna Variable Capital Appreciation Portfolio   (bullet) Janus Aspen Aggressive Growth Portfolio
(bullet) Aetna Variable Growth Portfolio                 (bullet) Janus Aspen Balanced Portfolio
(bullet) Aetna Variable Index Plus Portfolio             (bullet) Janus Aspen Growth Portfolio
(bullet) Aetna Variable Small Company Portfolio          (bullet) Janus Aspen Short-Term Bond Portfolio
(bullet) Alger American Growth Portfolio                 (bullet) Janus Aspen Worldwide Growth Portfolio
                                                         (bullet) Scudder International Portfolio Class A
                                                                  Shares


   The Credited Interest Options currently available under the Contracts are the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus and additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

   The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")


   This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of
Contents for the SAI is printed on page    of this Prospectus. An SAI may be
obtained from the Company without charge by calling the number listed under the "Inquiries" section of the Prospectus Summary.


   THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


           This Prospectus and the Statement of Additional Information
                            are dated May 1, 1997.

                              TABLE OF CONTENTS
 =============================================================================

DEFINITIONS                                       DEFINITIONS - 1
PROSPECTUS SUMMARY                                    SUMMARY - 1
FEE TABLE                                           FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION                   AUV HISTORY - 1
THE COMPANY                                                     1
VARIABLE ANNUITY ACCOUNT C                                      1
INVESTMENT OPTIONS                                              1
  The Funds                                                     1
  Credited Interest Options                                     3
PURCHASE                                                        4
  Contract Purchase and Availability                            4
  Purchase Payments                                             4
  Right to Cancel                                               4
CHARGES AND DEDUCTIONS                                          4
  Daily Deductions from the Separate Account                    4
    Mortality and Expense Risk Charge                           4
    Administrative Expense Charge                               5
  Maintenance Fee                                               5
  Deferred Sales Charge                                         5
  Fund Expenses                                                 6
  Premium and Other Taxes                                       6
CONTRACT VALUATION                                              6
  Contract Value                                                6
  Accumulation Units                                            6
  Net Investment Factor                                         7
TRANSFERS                                                       7
WITHDRAWALS                                                     7
  Reinvestment Privilege                                        8
ADDITIONAL WITHDRAWAL OPTIONS                                   8
DEATH BENEFIT DURING ACCUMULATION PERIOD                        9
ANNUITY PERIOD                                                  9
  Annuity Period Elections                                      9
  Annuity Options                                              10
  Annuity Payments                                             10
  Charges Deducted During the Annuity Period                   10
  Death Benefit Payable During the Annuity Period              10
TAX STATUS                                                     11
  Introduction                                                 11
  Taxation of the Company                                      11
  Contracts Used with Certain Retirement Plans                 11

MISCELLANEOUS                                                  12
  Distribution                                                 12
  Delay or Suspension of Payments                              12
  Performance Reporting                                        12
  Voting Rights                                                13
  Modification of the Contract                                 13
  Involuntary Terminations                                     13
  Legal Matters and Proceedings                                13
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION            14
APPENDIX I--GUARANTEED INTEREST ACCOUNT                        15
APPENDIX II--FIXED ACCOUNT                                     16
APPENDIX III--GUARANTEED ACCUMULATION ACCOUNT                  18

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                 DEFINITIONS
 =============================================================================

The following terms are defined as they are used in this Prospectus:

Accumulation Period: The period during which Purchase Payment(s) credited to a Contract are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified on the Application who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The individual deferred, variable annuity contracts offered by this Prospectus.

Contract Holder (You): The person to whom the Contract is issued.

Contract Value: The dollar value of amounts held under the Contract as of each Valuation Date during the Accumulation Period.

Contract Year: The period of 12 months measured from the Contract's effective date or from any anniversary of such effective date.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Contract Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Purchase Payment(s): The gross payment(s) submitted to the Company under a Contract.

Purchase Payment Period: For "Installment Purchase Payment Contracts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.



 -----------------------------------------------------------------------------
                               DEFINITIONS - 1

                              PROSPECTUS SUMMARY
 =============================================================================


Contracts Offered
   The Contracts offered in connection with this Prospectus are individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows single payments and the other allows installment payments. The Plans are adopted by or on behalf of individuals entitled to tax-deferred treatment under Section 408(b) of the Code ("IRA"), and established for employees whose employer contributes to their IRA plan pursuant to the Simplified Employee Pension Plan provisions of
Section 408(k) ("SEP") of the Code. These Contracts may be purchased by completing the proper application form and submitting it to the Distributor. (See "Contract Purchase.")
   This Contract has been approved by the Internal Revenue Service ("IRS") as a prototype IRA. It can therefore be used in an IRS model SEP. The IRS approval, however, only pertains to whether the Contract meets the Code requirements for IRAs and is not a determination of the merits of the Annuity Contract. Currently, the IRA is not available as a "Simple IRA" as defined in
Section 408(p) of the Internal Revenue Code.


Free Look Period
   You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after you receive the Contract will consist of a refund of the Purchase Payment. (See "Purchase--Right to Cancel.")


Investment Options
   The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as you designate. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that you may select during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


   The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Interest Account ("GIA"), the Fixed Account, and the Guaranteed Accumulation Account ("GAA"). (See the Appendices to this Prospectus.)

Charges and Deductions
   Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative expense charge), as well as any annual maintenance fee, allocation and transfer fees, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Contract Value. (See the Fee Table and "Charges and Deductions.")

Transfers
   Prior to the Annuity Date, and subject to certain limitations, Contract Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

Withdrawals
   All or a part of the Contract Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. (See
"Withdrawals.")

 -----------------------------------------------------------------------------
                                 SUMMARY - 1

   The Contract offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

Death Benefit
   A death benefit is payable if you die before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Contract Value. Until the election of a method of payment, the Contract Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

The Annuity Period
   You may elect to begin receiving Annuity Payments on the Annuity Date. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If you choose a variable payout, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

Taxes
   Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

Inquiries
   Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   (bullet) Write to:                   Aetna Life Insurance and Annuity Company
                                        151 Farmington Avenue
                                        Hartford, Connecticut 06156-1258
                                        Attention: Customer Service

   (bullet) Call Customer Service:      1-800-531-4547 (for automated transfers
                                        or changes in the allocation of
                                        Contract Values, call: 1-800-262-3862)

 -----------------------------------------------------------------------------
                                 SUMMARY - 2

                                  FEE TABLE
 =============================================================================

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. Some expenses may vary as explained under "Annuity Period--Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted directly from the Contract Value. They include:

Deferred Sales Charge. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Contract. The amount of the deferred sales charge varies depending on the type of Contract you own and is calculated as follows:

                Installment Purchase Payment Contract
      -----------------------------------------------------
              Complete Purchase             Deferred Sales
              Payment Periods              Charge Deduction
      -----------------------------------------------------
      Less than 5                                 5%
      5 or more but less than 7                   4%
      7 or more but less than 9                   3%
      9 or more but less than 10                  2%
      10 or more                                  0%
      -----------------------------------------------------

                   Single Purchase Payment Contract
      -----------------------------------------------------
            Completed Contract             Deferred Sales
                   Years                  Charge Deduction
      -----------------------------------------------------
      Less than 5                                5%
      5 or more but less than 6                  4%
      6 or more but less than 7                  3%
      7 or more but less than 8                  2%
      8 or more but less than 9                  1%
      9 or more                                  0%
      -----------------------------------------------------

Annual Contract Maintenance Fee                                        $20.00
The maintenance fee will generally be deducted annually from each
Installment Purchase Payment Contract. There is no maintenance fee under Single Purchase Payment Contracts.
Allocation and Transfer Fees                                           $ 0.00
The Company currently allows an unlimited number of transfers or allocation changes without charge. However we reserve the right to assess a fee of $10.00 for each transfer or allocation change in excess of 12 made during each calendar year.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to your Contract Value. They include:

Mortality and Expense Risk Charge.                                      1.25%
Administrative Expense Charge.                                          0.00%*
                                                                       --------
 Total Separate Account Annual Expenses                                 1.25%
                                                                       ========
* We currently do not impose an Administrative Expense Charge.
  However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

 -----------------------------------------------------------------------------
                                FEE TABLE - 1

Annual Expenses of the Funds


The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from your Contract Value. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996.)

                                                       Investment
                                                        Advisory
                                                         Fees(1)      Other Expenses       Total
                                                     (after expense   (after expense    Fund Annual
                                                     reimbursement)   reimbursement)     Expenses
                                                      --------------   --------------   ------------
Aetna Variable Fund(2)                                    0.50%            0.06%           0.56%
Aetna Income Shares(2)                                    0.40%            0.08%           0.48%
Aetna Variable Encore Fund(2)                             0.25%            0.10%           0.35%
Aetna Investment Advisers Fund, Inc.(2)                   0.50%            0.08%           0.58%
Aetna Ascent Variable Portfolio(2)                        0.60%            0.15%           0.75%
Aetna Crossroads Variable Portfolio(2)                    0.60%            0.15%           0.75%
Aetna Legacy Variable Portfolio(2)                        0.60%            0.15%           0.75%
Aetna Variable Capital Appreciation Portfolio(2)          0.60%            0.15%           0.75%
Aetna Variable Growth Portfolio(2)                        0.60%            0.15%           0.75%
Aetna Variable Index Plus Portfolio(2)                    0.35%            0.15%           0.50%
Aetna Variable Small Company Portfolio(2)                 0.75%            0.15%           0.90%
Alger American Growth Portfolio                           0.75%
Alger American Small Cap Portfolio                        0.85%
American Century VP Capital Appreciation(3)               1.00%
Fidelity VIP II Contrafund Portfolio(4)                   0.61%
Fidelity VIP Equity-Income Portfolio                      0.51%
Fidelity VIP Growth Portfolio                             0.61%
Fidelity VIP Overseas Portfolio                           0.76%
Janus Aspen Aggressive Growth Portfolio(5)                0.75%
Janus Aspen Balanced Portfolio(5)                         0.82%
Janus Aspen Growth Portfolio(5)                           0.65%
Janus Aspen Short-Term Bond Portfolio(5)                  0.00%
Janus Aspen Worldwide Growth Portfolio(5)                 0.68%
Scudder International Portfolio Class A Shares            0.88%


(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.


(2) The Company provides administrative services to the Funds and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.

(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

(4) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have
    been     % for the Contrafund Portfolio.

(5) The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee,
    Other Expenses and Total Fund Annual Expenses would have been     %,
      %, and     % for Aggressive Growth Portfolio;     %,     %,     % for
    Balanced Portfolio;     %,     % and     % for Growth Portfolio;     %,
      % and     % for Short-Term Bond Portfolio; and     %,     % and     %
    for Worldwide Growth Portfolio; respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days notice to the Portfolio's Board of Trustees.



 -----------------------------------------------------------------------------
                                FEE TABLE - 2

Hypothetical Illustration (Example)


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the $20 maintenance fee has been converted to
a percentage of assets equal to      %.


                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                              If you withdraw your entire Contract     If you do not withdraw your Contract
                             Value at the end of the periods shown,    Value, or if you annuitize at the end
                              you would pay the following expenses,   of the periods shown, you would pay the
                                including any applicable deferred      following expenses (no deferred sales
                                          sales charge:                       charge is reflected):*
                             1 year   3 years  5 years    10 years    1 year   3 years  5 years    10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers
  Fund, Inc.
Aetna Ascent Variable
  Portfolio
Aetna Crossroads Variable
  Portfolio
Aetna Legacy Variable
  Portfolio
Aetna Variable Capital
  Appreciation Portfolio
Aetna Variable Growth
  Portfolio
Aetna Variable Index Plus
  Portfolio
Aetna Variable Small
  Company Portfolio
Alger American Growth
  Portfolio
Alger American Small Cap
  Portfolio
American Century VP
  Capital Appreciation
Fidelity VIP II Contrafund
  Portfolio
Fidelity VIP Equity-Income
  Portfolio
Fidelity VIP Growth
  Portfolio
Fidelity VIP Overseas
  Portfolio
Janus Aspen Aggressive
  Growth Portfolio
Janus Aspen Balanced
  Portfolio
Janus Aspen Growth
  Portfolio
Janus Aspen Short-Term
  Bond Portfolio
Janus Aspen Worldwide
  Growth Portfolio
Scudder International
  Portfolio
 Class A Shares

* This Example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (See Example A.)

 -----------------------------------------------------------------------------
                                FEE TABLE - 3

                       CONDENSED FINANCIAL INFORMATION
  (Selected data for accumulation units outstanding throughout each period)
 =============================================================================


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the Statement of Additional Information.

                                       1996         1995         1994         1993         1992
                                    ----------   ----------   ----------   ----------   -----------
AETNA VARIABLE FUND
Value at beginning of period                      $105.558      $107.925     $102.383      $97.165
Value at end of period                            $137.869      $105.558     $107.925     $102.383
Increase (decrease) in value of
  accumulation unit(1)                               30.61%        (2.19)%       5.41%        5.37%
Number of accumulation units
  outstanding at end of period                   6,364,000    13,966,072   21,148,863   24,201,565
AETNA INCOME SHARES
Value at beginning of period                       $40.173       $42.283      $39.038      $36.789
Value at end of period                             $46.913       $40.173      $42.283      $39.038
Increase (decrease) in value of
  accumulation unit(1)                               16.78%        (4.99)%       8.31%        6.11%
Number of accumulation units
  outstanding at end of period                   2,377,622     5,108,720    8,210,666    8,507,292
AETNA VARIABLE ENCORE FUND
Value at beginning of period                       $36.271       $35.282      $34.619      $33.812
Value at end of period                             $37.988       $36.271      $35.282      $34.619
Increase (decrease) in value of
  accumulation unit(1)                                4.73%         2.80%        1.92%        2.39%
Number of accumulation units
  outstanding at end of period                   1,826,260     3,679,802    5,086,515    7,534,662
AETNA INVESTMENT ADVISERS FUND,
  INC.
Value at beginning of period                       $14.288       $14.519      $13.379      $12.736
Value at end of period                             $17.954       $14.288      $14.519      $13.379
Increase (decrease) in value of
  accumulation unit(1)                               25.65%        (1.59)%       8.52%        5.05%
Number of accumulation units
  outstanding at end of period                   9,193,181    21,990,186   30,784,750   34,802,433
AETNA ASCENT VARIABLE
  PORTFOLIO
Value at beginning of period                       $10.000(4)
Value at end of period                             $10.976
Increase (decrease) in value of
  accumulation unit(1)                                9.76%
Number of accumulation units
  outstanding at end of period                      49,748
AETNA CROSSROADS
  VARIABLE PORTFOLIO
Value at beginning of period                       $10.000(4)
Value at end of period                             $10.862
Increase (decrease) in value of
  accumulation unit(1)                                8.62%
Number of accumulation units
  outstanding at end of period                      47,204
AETNA LEGACY VARIABLE
  PORTFOLIO
Value at beginning of period                       $10.000(4)
Value at end of period                             $10.626
Increase (decrease) in value of
  accumulation unit(1)                                6.26%
Number of accumulation units
  outstanding at end of period                      20,531

                                       1991         1990         1989         1988         1987
                                    ----------   ----------   ----------   ----------   -----------
AETNA VARIABLE FUND
Value at beginning of period           $77.845      $76.311      $59.871      $52.885      $50.760
Value at end of period                 $97.165      $77.845      $76.311      $59.871      $52.885
Increase (decrease) in value of
  accumulation unit(1)                   24.82%        2.01%       27.46%       13.21%        4.19%
Number of accumulation units
  outstanding at end of period      20,948,226   18,362,906   17,142,820   16,455,396   16,497,406
AETNA INCOME SHARES
Value at beginning of period           $31.192      $28.943      $25.574      $24.061      $23.308
Value at end of period                 $36.789      $31.192      $28.943      $25.574      $24.061
Increase (decrease) in value of
  accumulation unit(1)                   17.94%        7.77%       13.17%        6.29%        3.23%
Number of accumulation units
  outstanding at end of period       7,844,412    6,984,793    6,202,834    5,955,293    5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period           $32.138      $30.012      $27.783      $26.171      $24.812
Value at end of period                 $33.812      $32.138      $30.012      $27.783      $26.171
Increase (decrease) in value of
  accumulation unit(1)                    5.21%        7.08%        8.02%        6.16%        5.48%
Number of accumulation units
  outstanding at end of period       8,430,082   10,220,110    8,286,033    8,154,644    7,326,151
AETNA INVESTMENT ADVISERS FUND,
  INC.
Value at beginning of period           $10.896      $10.437      $10.000(2)
Value at end of period                 $12.736      $10.896      $10.437
Increase (decrease) in value of
  accumulation unit(1)                   16.89%        4.40%        4.37%
Number of accumulation units
  outstanding at end of period      22,898,099   17,078,985    9,535,986
Number of accumulation units
  outstanding at end of period
AETNA ASCENT VARIABLE
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA CROSSROADS
  VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA LEGACY VARIABLE
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

 -----------------------------------------------------------------------------
                               AUV HISTORY - 1

 =============================================================================

                                                             1996      1995            1994              1993       1992
                                                            -----    ----------      ----------       ----------   ------
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                                           $10.000(4)
Value at end of period                                                 $11.379
Increase (decrease) in value of accumulation unit(1)                     13.79%
Number of accumulation units outstanding at end of period              284,978
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                                            $9.437          $9.959
Value at end of period                                                 $13.450          $9.437
Increase (decrease) in value of accumulation unit(1)                     42.52%          (5.24)%(6)
Number of accumulation units outstanding at end of period            1,081,375         208,874
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                                           $10.213         $10.463           $10.000(3)
Value at end of period                                                 $13.224         $10.213           $10.463
Increase (decrease) in value of accumulation unit(1)                     29.47%          (2.39)%            4.63%
Number of accumulation units outstanding at end of period            4,184,701      12,096,731        12,272,152
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                           $10.000(7)
Value at end of period                                                 $11.681
Increase (decrease) in value of accumulation unit(1)                     16.81%
Number of accumulation units outstanding at end of period              174,259
FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $10.403         $10.000
Value at end of period                                                 $13.880         $10.403
Increase (decrease) in value of accumulation unit(1)                     33.42%           4.03%(8)
Number of accumulation units outstanding at end of period              766,360         100,574
FIDELITY GROWTH PORTFOLIO
Value at beginning of period                                           $10.472         $10.000
Value at end of period                                                 $14.000         $10.472
Increase (decrease) in value of accumulation unit(1)                     33.69%           4.72%(8)
Number of accumulation units outstanding at end of period              612,992         121,070
FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period                                            $9.474         $10.000
Value at end of period                                                 $10.262          $9.474
Increase (decrease) in value of accumulation unit(1)                      8.32%          (5.26)%(8)
Number of accumulation units outstanding at end of period              166,303          54,387

                                                                            1991   1990    1989   1988    1987
                                                                           -----   -----  -----  -----   ------
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
FIDELITY GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period

 -----------------------------------------------------------------------------
                               AUV HISTORY - 2

 =============================================================================

                                                                   1996      1995         1994      1993    1992
                                                                  -----   ----------   ----------  -----   ------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                               $10.000(7)
Value at end of period                                                     $12.681
Increase (decrease) in value of accumulation unit(1)                         28.61%
Number of accumulation units outstanding at end of period                  167,920
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                               $10.000(4)
Value at end of period                                                     $11.259
Increase (decrease) in value of accumulation unit(1)                         12.59%
Number of accumulation units outstanding at end of period                   34,072
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                               $10.000(4)
Value at end of period                                                     $11.626
Increase (decrease) in value of accumulation unit(1)                         16.26%
Number of accumulation units outstanding at end of period                   78,126
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                                               $10.000(5)
Value at end of period                                                     $10.285
Increase (decrease) in value of accumulation unit(1)                          2.85%
Number of accumulation units outstanding at end of period                    1,405
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                               $10.000(7)
Value at end of period                                                     $12.216
Increase (decrease) in value of accumulation unit(1)                         22.16%
Number of accumulation units outstanding at end of period                   65,384
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period                                               $12.687      $12.957
Value at end of period                                                     $13.923      $12.687
Increase (decrease) in value of accumulation unit(1)                          9.74%       (2.08)%(6)
Number of accumulation units outstanding at end of period                  432,183      187,169

                                                                                     1990   1989    1988   1987
                                                                                    -----   -----  -----   -----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.
(4) Reflects less than a full year of performance activity. Funds were first available in this option during June 1995.
(5) Reflects less than a full year of performance activity. Funds were first available in this option during July 1995.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during April 1994.
(7) Reflects less than a full year of performance activity. Funds were first available in this option during May 1995.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during May 1994.
(9) Reflects less than a full year of performance activity. Funds were first received in this option during September 1996.
* Formerly TCI Portfolios, Inc.--TCI Growth.



 -----------------------------------------------------------------------------
                               AUV HISTORY - 3

                                 THE COMPANY
 =============================================================================

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.



                          VARIABLE ANNUITY ACCOUNT C
 =============================================================================

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "Subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                              INVESTMENT OPTIONS
 =============================================================================


The Funds
   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount, the Fixed Account, and each classification of GIA/GAA count as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

   The availability of Funds may be subject to applicable regulatory authorization. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. Not all Funds may be available in all jurisdictions or under all Contracts.


   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

(bullet) Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash

 -----------------------------------------------------------------------------
         equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable
         Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Small Company
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)


(bullet) Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)


(bullet) Alger American Fund--Alger American Small Capitalization Portfolio
         seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to
         track the performance of small capitalization companies. At           ,
         the range of market capitalization of these companies was $   million
         to $    billion.(2)

(bullet) American Century Variable Portfolios, Inc.--American Century VP
         Capital Appreciation seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

(bullet) Fidelity Investments' Variable Insurance Products Fund
         II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(4)

(bullet) Fidelity Investments' Variable Insurance Products
         Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

(bullet) Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)



 -----------------------------------------------------------------------------

(bullet) Fidelity Investments' Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

(bullet) Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium- sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of included companies with capitalizations between approximately
         $ million and $ billion, but which is expected to change on a regular basis.(5)

(bullet) Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(5)

(bullet) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(5)

(bullet) Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(5)

(bullet) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(5)

(bullet) Scudder Variable Life Investment Fund--International Portfolio Class
         A Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(6)

Investment Advisers for each of the Funds:
         (1) Aetna Life Insurance and Annuity Company (adviser); Aeltus Investment Management, Inc. (sub-adviser)
         (2) Fred Alger Management, Inc.
         (3) American Century Investment Management, Inc.
         (4) Fidelity Management & Research Company
         (5) Janus Capital Corporation
         (6) Scudder, Stevens & Clark, Inc.


   Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

   Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

Credited Interest Options
   Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below.


(bullet) The Guaranteed Interest Account (GIA) is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. This


 -----------------------------------------------------------------------------

         Credited Interest Option is available in all states except Washington and New York. (See Appendix I.)

(bullet) The Fixed Account is also a part of the Company's general account.
         The Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

(bullet) The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. This credited interest option is offered in New York only. (See Appendix III.)

                                   PURCHASE
 =============================================================================


Contract Purchase and Availability
   The Contracts described in this Prospectus are individual deferred variable annuity contracts designed to fund plans adopted by or on behalf of individuals entitled to tax-deferred treatment under Section 408(b) of the Code ("IRA"), and plans established for employees whose employer contributes to their IRA plan pursuant to the Simplified Employee Pension ("SEP") Plan provisions of Section 408(k) of the Code. Currently, the IRA is not available as a "Simple IRA" as defined in Section 408(p) of the Code.


   These Contracts may be purchased by completing the proper application form and submitting it to the Distributor. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending the acceptance of the application. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder.

Purchase Payments
   Two types of Contracts are available. Continuing periodic payments will be placed in "Installment Purchase Payments Contracts," and lump sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Contracts" in accordance with the Company's procedures and minimums in effect at the time of purchase.


   The minimum Purchase Payment for a Single Payment Contract is $5,000. Installment Purchase Payments must be at least $85 per month or $1,000 annually for IRA and SEP Plans. (Monthly installments must be made via Automatic Bank Check Plan.)

   Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified on the application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Investment Options--the Funds.")


Right to Cancel
   You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after you receive the Contract will consist of a refund of the Purchase Payment.

                            CHARGES AND DEDUCTIONS
 =============================================================================

Daily Deductions from the Separate Account
   Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

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                                       4

   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

   Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.


   Under the Contract, the amount of the administrative expense charge may be of an amount up to, on an annual basis, 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. The charge in effect at time of election of an Annuity Option will be applicable during the entire Annuity Period.


Maintenance Fee
   During the Accumulation Period, the Company will deduct an annual maintenance fee of $20 from the Installment Purchase Payment Contract Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Contract. There is no maintenance fee under Single Purchase Payment Contracts.


Reduction or Elimination of Administrative
Charge and Maintenance Fee
   The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of group of individuals to whom the Contract is offered; and
(2) the amount of expected Purchase Payments.

   Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

   The maintenance fee is determined annually based on the Contract Value on the last day of the Contract Year. The maintenance fee will be deducted on a pro rata basis from each Subaccount or Credited Interest Option in which you have an interest.


Deferred Sales Charge
   Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account, the Guaranteed Accumulation Account and the Guaranteed Interest Account.

   For Installment Purchase Payment Contracts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Contracts, it is based on the number of Contract Years that have elapsed since the Purchase Payments were made. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

          Installment Purchase Payment Contracts:
-------------------------------------------------------
        Purchase Payment              Deferred Sales
        Periods Completed            Charge Deduction
-------------------------------------------------------
Less than 5                                  5%
5 or more but less than 7                    4%
7 or more but less than 9                    3%
9 or more but less than 10                   2%
10 or more                                   0%
-------------------------------------------------------

         Single Purchase Payment Contracts:

         Contract Years              Deferred Sales
           Completed                Charge Deduction
-------------------------------------------------------
Less than 5                                 5%
5 or more but less than 6                   4%
6 or more but less than 7                   3%
7 or more but less than 8                   2%
8 or more but less than 9                   1%
9 or more                                   0%
-------------------------------------------------------

A deferred sales charge will not be deducted from any portion of the Contract Value if the withdrawal is:

(bullet) applied to provide Annuity benefits;

(bullet) paid due to your death;

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                                       5

(bullet) withdrawn on or after the tenth anniversary of the effective date of the Installment Purchase Payment Contract;

(bullet) withdrawn due to the election of an Additional Withdrawal Option
         (see "Additional Withdrawal Options");

(bullet) paid where the Contract Value is $2,500 or less and no amount has been withdrawn from that Contract within the prior 12 months; or

(bullet) in the case of any Installment Purchase Payment Contract, withdrawn in part or in full provided the Participant is at least age 59-1/2 and nine Purchase Payment Periods have been completed for the benefit of the Participant.


Reduction or Elimination of the Deferred Sales Charge
   We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of group of individuals to whom the Contract is offered;

(2) the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other Contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

   Any reduction or elimination of the deferred sales charge will not be unfairly discriminatory against any person.


   Free Withdrawal. Up to 10% of the current Contract Value may be withdrawn annually without a deferred sales charge. This applies only to the first partial withdrawal in each calendar year. The 10% amount will be calculated using the Contract Value on the date of withdrawal. This provision is only available if you are between the ages of 59-1/2 and 70-1/2.

   The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Contract. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

Fund Expenses
   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

Premium and Other Taxes
   Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

   Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.

                              CONTRACT VALUATION
 =============================================================================

Contract Value
   Until the Annuity Date, the Contract Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Contract Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

Accumulation Units

   The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of

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                                       6
that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).

   Initial Purchase Payments will be credited to your Contract at the AUV computed on the next Valuation Date following our acceptance of the application, as described under "Purchase--Contract Purchase and Availability." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


Net Investment Factor
   The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

   (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

   (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

   (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

   (d) divided by the total value of the Subaccounts Accumulation and Annuity Units on the preceding Valuation Date;


   (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% (currently 0%) as an administrative expense charge.


   The net investment rate may be either positive or negative.

                                  TRANSFERS
 =============================================================================

   At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract.


   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") In addition, we reserve the right to assess a fee of $10.00 for each transfer or allocation change in excess of 12 made during each calendar year. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.



                                 WITHDRAWALS
 =============================================================================

   All or a portion of the Contract Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

   Withdrawals may be requested in one of the following forms:

(bullet) Full Withdrawal of the Contract: The amount paid for a full withdrawal will be the Contract Value minus any applicable deferred sales charge and maintenance fee.

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                                       7

(bullet) Partial Withdrawals (Percentage): The amount paid will be the percentage of the Contract Value requested minus any applicable deferred sales charge.

(bullet) Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Contract will equal the amount requested plus any applicable deferred sales charge.

   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Contract Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

Reinvestment Privilege
   You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Contract within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Contract for the amount reinvested, as well as any maintenance fee and deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Contract based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I and III for a discussion of amounts withdrawn from GIA or GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                        ADDITIONAL WITHDRAWAL OPTIONS
 =============================================================================

   The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Contract Value must meet the minimum dollar amounts and age criteria applicable to that option.

   The Additional Withdrawal Options currently available under the Contract include the following:

(bullet) SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Contract based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

(bullet) ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2, and pays you that amount once a year. (See "Tax Status.")

   Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.


   If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Contract Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.


   Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

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                                       8

                   DEATH BENEFIT DURING ACCUMULATION PERIOD
 =============================================================================

   The Contract provides that a death benefit is payable to the Beneficiary(ies) if you die before the Annuity Date. The amount of the death benefit will be equal to the Contract Value. Death benefit proceeds may be paid to the Beneficiary:

(bullet) in a lump sum; or

(bullet) in accordance with any of the Annuity Options available under the Contract; or

(bullet) under any Additional Withdrawal Options available under the Contract
         (if the beneficiary is your spouse).

   The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

(bullet) to leave the Contract Value invested in the Contract; or

(bullet) to leave the Contract Value on deposit in the Company's general account, and to receive monthly, quarterly, semi- annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Beneficiary, we will determine the Contract Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
 =============================================================================


Annuity Period Elections
   For the types of Contracts described in this Prospectus, the Code requires that minimum annual distributions of the Contract Value begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


   At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

(bullet) the date on which you would like to start receiving annuity payments;

(bullet) the Annuity Option under which you want your payments to be calculated and paid;

(bullet) whether the payments are to be made monthly, quarterly, semi-annually or annually; and


(bullet) the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

   Annuity Payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Contract will continue in the Accumulation Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.



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                                       9

Annuity Options
   You may choose one of the following Annuity Options. You may make or change your selection at any time prior to 30 days before the Annuity Date. We may also offer additional Annuity Options under your Contract from time to time.

Lifetime Annuity Options:

(bullet) Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

(bullet) Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

(bullet) Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

(bullet) Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

   If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity Payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

(bullet) Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

   An Annuity may be selected on a fixed or variable basis and payments be made for 3 to 30 years, as selected. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions-- Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.


   We may also offer additional Annuity Options under your Contract from time to time.


Annuity Payments
   Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

   Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Contract Value between fixed and variable payouts. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If your Contract Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate).

Charges Deducted During the Annuity Period
   We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative expense charge from amounts held under the variable options. (See "Charges and Deductions.")

Death Benefit Payable During the Annuity Period
   If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or
 -----------------------------------------------------------------------------

Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

   If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

   If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS
 =============================================================================

Introduction
   The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

Taxation of the Company
   The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Contracts Used with Certain Retirement Plans
   In General. The Contract is designed for use with retirement plans qualified under Sections 408(b) or 408(k) of the Code. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

   Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, each hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and make contributions to an IRA on behalf of their employees. The sale of a Contract for use with an IRA requires special disclosure as mandated by the Internal Revenue Code. Purchasers of an IRA Contract will be provided with supplemental information as required by the Internal

 -----------------------------------------------------------------------------

Revenue Code. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued as an IRA will be amended as necessary to conform to the requirements of the Code.

   Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another retirement plan or to another IRA in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.


   In general, payments received by your beneficiaries after your death are taxed in the same manner as if you have received those payments, a limited death benefit exclusion may apply for payments due to deaths occurring on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution from and IRA unless made when (a) you have attained age 59-1/2,
(b) you have become disabled as defined by the Code, (c) the distribution amount is rolled over in accordance with the terms of the Code, (d) it is paid in a series of substantially equal periodic payments, or (e) you have been unemployed and receiving unemployment benefits as further described in the Code. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.



                                MISCELLANEOUS
 =============================================================================

Distribution
   The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. (NASD). As underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services in connection with establishing the Contract.


   Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. The percentage amount will range from 2% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

Delay or Suspension of Payments
   The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Performance Reporting
   From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may

 -----------------------------------------------------------------------------
advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non- standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

Voting Rights
   In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

   The number of votes that you may cast during the Accumulation Period is equal to the portion of the Contract Value attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

Modification of the Contract
   The Company may modify the Contract when it deems an amendment appropriate, by giving written notice to you 30 days before the effective date of the change. The most likely reason for a change to the Contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.


Involuntary Terminations
   Subject to state regulatory approval, following the completion of two Contract Years in which no Purchase Payments have been made, the Company reserves the right to pay the full Contract Value to the Contract Holder if the Contract Value is less than $1,500, provided the Company gives the Contract Holder 90 days written notice. Such Contract Value paid may not be reinstated. The full Contract Value payable to the Contract Holder will not be reduced by any deferred sales charge, and amounts withdrawn from GIA, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from GIA will receive a guaranteed effective annual yield to the date of Contract termination as if the amounts had remained in GIA until the end of a Guaranteed Term. (See Appendix I.)

   Amounts surrendered from GAA will receive the greater of:

(a) The aggregate MVA amount from all Guaranteed Terms prior to the end of those terms; or

(b) The applicable portion of the Contract Value in GAA.

   This provision does not apply for any Contract that has elected an Annuity Option.

Legal Matters and Proceedings
   The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.



 -----------------------------------------------------------------------------

                               CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION
 =============================================================================

The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

                      General Information and History
                      Variable Annuity Account C
                      Offering and Purchase of Contracts
                      Performance Data
                       General
                       Average Annual Total Return Quotations
                      Annuity Payments
                      Sales Material and Advertising
                      Independent Auditors
                      Financial Statements of the Separate Account
                      Financial Statements of the Company

 -----------------------------------------------------------------------------

                                  APPENDIX I
                         GUARANTEED INTEREST ACCOUNT
           (Available in all states except Washington and New York)
 =============================================================================

The Guaranteed Interest Account ("GIA") is a Credited Interest Option available during the Accumulation Period. Amounts allocated to Short-Term Classifications of GIA are held in the Company's general account that supports insurance and annuity obligations. Amounts allocated to Long-Term Classifications of GIA are held in a noninsulated, nonunitized separate account. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding GIA may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Guaranteed Interest Account has not been reviewed by the SEC.

  GIA is a Credited Interest Option under which we guarantee stipulated rates of interest for stated periods of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period.

  During a stated period of time, amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term
Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.


  As long as amounts are not withdrawn before the end of a stated term, we will pay the guaranteed rate of interest. If amounts are withdrawn or transferred before the end of a stated period of time, except if pursuant to the Company's termination of the Contract (see "Miscellaneous--Involuntary Termination of the Contract,") we will pay a reduced rate of interest, but never less than the minimum stated in the Contract.


  As a Guaranteed Term matures, assets accumulating under GIA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or tax liabilities.

Mortality and Expense Risk Charges
   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers
   Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a Guaranteed Term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the funds currently available during the Annuity Period, to provide variable Annuity payments. GIA cannot be used as an investment option during the Annuity Period.

Reinvestment Privilege
   Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal.

 -----------------------------------------------------------------------------

                                 APPENDIX II
                                FIXED ACCOUNT
 =============================================================================

The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

  The Fixed Account guarantees the minimum interest rate specified in the Contract. These minimum interest rates cannot be changed by the Company; however, the Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Contract Values and promising a minimum interest rate and Annuity Payment.

  Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

  In addition, if allowed by state law, the Company may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

(a) the amount held in the Fixed Account under this Contract exceeds $250,000 on the day prior to the current withdrawal; and

(b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

   Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options
   Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments. Additionally, any remaining balance in the Fixed Account under the Contract may be transferred by you in its entirety to any other investment option(s) if:

   (a) the Current Value in the Fixed Account is $2,000 or less; or


 -----------------------------------------------------------------------------

   (b) the maximum percentage allowed was transferred from the Fixed Account in each of the four consecutive calendar years and no additional Net Purchase Payment(s) have been allocated to the Fixed Account during that same time period.

   By notifying us at our Home Office at least 30 days before Annuity Payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.



 -----------------------------------------------------------------------------

                                 APPENDIX III
                       GUARANTEED ACCUMULATION ACCOUNT
                          (Offered in New York only)
 =============================================================================

The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts discussed in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

  GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

  During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

  Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in your receipt of an amount which is less than the amount paid into GAA.

  As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

  By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

Mortality and Expense Risk Charges
   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers
   Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

Reinvestment Privilege
   If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.


 -----------------------------------------------------------------------------

                      Please attach to your Application


I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated May 1, 1997 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

 Please send an Account C Statement of Additional Information (Form No. SAI.75992-97) dated May 1, 1997.


 -----------------------------------------------------------------------------
                         CONTRACT HOLDER'S SIGNATURE

 -----------------------------------------------------------------------------
                                     DATE


PROS.75992-97

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C

                                       OF

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1997

      Variable Annuity Contracts for Individual Retirement Annuities under
    Section 408(b) and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                         Page

General Information and History............................................ 2
Variable Annuity Account C................................................. 2
Offering and Purchase of Contracts......................................... 3
Performance Data........................................................... 3
     General............................................................... 3
     Average Annual Total Return Quotations................................ 4
Annuity Payments........................................................... 7
Sales Material and Advertising............................................. 8
Independent Auditors....................................................... 8
Financial Statements of the Separate Account............................... S-1
Financial Statements of Aetna Life Insurance and Annuity Company............F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $___ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $__ billion in assets held in the Company's separate accounts. The Company had $__ billion in assets under management, including $__ billion in its mutual funds. As of ____________, it ranked among the top __% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.



                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the Funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:


Aetna Variable Fund                                             American Century VP Capital Appreciation
Aetna Income Shares                                               (formerly TCI Growth)
Aetna Variable Encore Fund                                      Fidelity VIP II Contrafund Portfolio
Aetna Investment Advisers Fund, Inc.                            Fidelity VIP Equity-Income Portfolio
Aetna Ascent Variable Portfolio                                 Fidelity VIP Growth Portfolio
Aetna Crossroads Variable Portfolio                             Fidelity VIP Overseas Portfolio
Aetna Legacy Variable Portfolio                                 Janus Aspen Aggressive Growth Portfolio
Aetna Variable Capital Appreciation Portfolio                   Janus Aspen Balanced Portfolio
Aetna Variable Growth Portfolio                                 Janus Aspen Growth Portfolio
Aetna Variable Index Plus Portfolio                             Janus Aspen Short-Term Bond Portfolio
Aetna Variable Small Company Portfolio                          Janus Aspen Worldwide Growth Portfolio
Alger American Growth Portfolio                                 Scudder International Portfolio Class A Shares
Alger American Small Cap Portfolio


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "Purchase" and "Contract Valuation."


                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges).

These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Contract Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under the Contract. Tables A and B reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under a Single Payment Account with a $0 maintenance fee and an Installment Payment Account with a $20 annual maintenance fee, respectively. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                                           TABLE A
                                         -------------------------------------------------------------------------------------------
        Single Payment Account:                                                                                            Fund
        ($0 Maintenance Fee)                      STANDARDIZED                          NON-STANDARDIZED                Inception
                                                                                                                           Date
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                    04/30/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                    06/01/78
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                             09/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                        07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                    07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                        07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                    09/12/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                        01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                     09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                         11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP ll Contrafund Portfolio                                                                                   01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                          10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                        01/28/87
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth                                                                                          09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                         09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                           09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                       05/1/87
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                           TABLE B
                                         -------------------------------------------------------------------------------------------
        Installment Payment Account:                                                                                       Fund
        ($20 Maintenance Fee)                     STANDARDIZED                          NON-STANDARDIZED                Inception
                                                                                                                           Date
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                    04/30/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                    06/01/78
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                             09/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                        07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                    07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                        07/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                    09/12/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                        01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                     09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                         11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP ll Contrafund Portfolio                                                                                   01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                          10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                        01/28/87
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth                                                                                          09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                         09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                           09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                       05/1/87
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Contract is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Contract and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report............................................... S-
Statement of Assets and Liabilities........................................ S-
Statement of Operations.................................................... S-
Statements of Changes in Net Assets........................................ S-
Notes to Financial Statements ............................................. S-
Condensed Financial Information............................................ S-








             FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

























Form No. SAI.75992-97                                        ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a) Financial Statements: *
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1996
                  - Statement of Operations for the year ended December 31, 1996
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1996 and 1995
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994
                  - Consolidated Balance Sheets as of December 31, 1996 and 1995
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994
                  - Notes to Consolidated Financial Statements
     (b) Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (I-CDA-HD)(3)
         (4.2)    Form of Variable Annuity Contract (GIH-CDA-HB) and
                  (IMT-CDA-HO)(4)
         (4.3)    Form of Variable Annuity Contract (IST-CDA-HO)
         (4.4)    Form of Variable Annuity Contract (I-CDA-HD(XC))
         (4.5)    Form of Endorsement (EIP-SDOTHD-97) to Contract I-CDA-HD
         (4.6)    Form of Endorsement (EIP-SDOTHD-97(NY)) to Contract
                  I-CDA-HD(XC)
         (4.7)    Form of Endorsement (EIP-SDOTPM-97(NY)) to Contracts
                  IMT-CDA-HO and IST-CDA-HO
         (4.8)    Form of Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO
                  and IST-CDA-HO

         (5)      Form of Variable Annuity Contract Application (710.00.16H)(3)
         (6.1)    Certification of Incorporation and By-Laws of Aetna Life
                  Insurance and Annuity Company(5)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(3)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American Fund
                  and Fred Alger Management, Inc. dated March 31, 1995(2)
         (8.2)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(3)
         (8.3)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995,
                  January 1, 1996 and March 1,1996(3)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(6)
         (8.5)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
         (8.6)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and August
                  13, 1993(2)
         (8.7)    Amendment dated as of February 20, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(6)
         (8.8)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(7)
         (14)     Not applicable
         (15.1)   Powers of Attorney(3)
         (15.2)   Authorization for Signatures(2)

         (27)     Financial Data Schedule*

*To be filed by amendment.
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964) filed on April 28, 1995.

Item 25.      Directors and Officers of the Depositor
-----------------------------------------------------

Name and Principal
Business Address*                                     Positions and Offices with Depositor
-----------------                                     ------------------------------------

Daniel P. Kearney                                     Director and President

Timothy A. Holt                                       Director, Senior Vice President and Chief Financial
                                                      Officer

Christopher J. Burns                                  Director and Senior Vice President

Laura R. Estes                                        Director and Senior Vice President

Gail P. Johnson                                       Director and Vice President

John Y. Kim                                           Director and Senior Vice President

Shaun P. Mathews                                      Director and Vice President

Glen Salow                                            Director and Vice President

Creed R. Terry                                        Director and Vice President

Deborah Koltenuk                                      Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven                                  Vice President and Chief Compliance Officer

Kirk P. Wickman                                       Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27.      Number of Contract Owners
---------------------------------------

     As of December 31, 1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification
-----------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter
-----------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal Underwriter   Discounts and             Redemption or          Brokerage
                        Commissions               Annuitization          Commissions        Compensation*

Aetna Life Insurance                                   $1,325,661                                $96,924,599
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.      Location of Accounts and Records
----------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services
---------------------------------

     Not applicable

Item 32.      Undertakings
--------------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-75992) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of February, 1997.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                            By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (Depositor)

                            By:     Daniel P. Kearney*
                                    -------------------------------------------
                                    Daniel P. Kearney
                                    President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-75992) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                  Date
---------                              -----                                                                  ----

Daniel P. Kearney*                     Director and President                                        )
------------------------------------   (principal executive officer)                                 )
Daniel P. Kearney
                                                                                                     )
Timothy A. Holt*                       Director, Senior Vice President and                           )     February
-----------------------------------    Chief Financial Officer                                       )     13, 1997
Timothy A. Holt
                                                                                                     )
Christopher J. Burns*                  Director                                                      )
------------------------------------
Christopher J. Burns                                                                                 )
                                                                                                     )
Laura R. Estes*                        Director                                                      )
------------------------------------
Laura R. Estes                                                                                       )
                                                                                                     )
Gail P. Johnson*                       Director                                                      )
------------------------------------
Gail P. Johnson                                                                                      )
                                                                                                     )





John Y. Kim*                           Director                                                      )
------------------------------------
John Y. Kim                                                                                          )
                                                                                                     )
Shaun P. Mathews*                      Director                                                      )
------------------------------------
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                      Vice President and Treasurer, Corporate Controller            )
------------------------------------
Deborah Koltenuk                                                                                     )



By:   /s/ Julie E. Rockmore
      ------------------------------------------------------------
      *Julie E. Rockmore
      Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity        *
                       Company establishing Variable Annuity Account C

99-B.3.1               Form of Broker-Dealer Agreement                                                 *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement         *

99-B.4.1               Form of Variable Annuity Contract (I-CDA-HD)                                    *

99-B.4.2               Form of Variable Annuity Contract (GIH-CDA-HB) and (IMT-CDA-HO)                 *

99-B.4.3               Form of Variable Annuity Contract (IST-CDA-HO)
                                                                                                      ----

99-B.4.4               Form of Variable Annuity Contract (I-CDA-HD(XC))
                                                                                                      ----

99-B.4.5               Form of Endorsement (EIP-SDOTHD-97) to Contract
                       IA-CDA-HD
                                                                                                      ----

99-B.4.6               Form of Endorsement (EIP-SDOTHD-97(NY)) to Contract
                       I-CDA-HD(XC)
                                                                                                      ----

99-B.4.7               Form of Endorsement (EIP-SDOTPM-97(NY)) to Contracts
                       IMT-CDA-HO and IST-CDA-HO
                                                                                                      ----

99-B.4.8               Form of Endorsement (EIP-SDOTPM-97) to Contracts
                       IMT-CDA-HO and IST-CDA-HO
                                                                                                      ----

99-B.5                 Form of Variable Annuity Contract Application (710.00.16H)                      *

99-B.6.1               Certification of Incorporation and By-Laws of Depositor                         *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                          *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life          *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated March 31, 1995

*Incorporated by reference
**To be filed by amendment





Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance                       *
                       and Annuity * Company, Variable Insurance Products Fund
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.3               Fund Participation Agreement between Aetna Life Insurance                       *
                       and Annuity * Company, Variable Insurance Products Fund
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1.
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.4               Service Agreement between Aetna Life Insurance and Annuity Company and          *
                       Fidelity Investments Institutional Operations Company dated as of November
                       1, 1995

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance and Annuity           *
                       Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance and Annuity           *
                       Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.7               Amendment dated as of February 20, 1996 to Fund
                       Participation Agreement * between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment
                       Fund dated April 27, 1992 as amended February 19, 1993
                       and August 13, 1993

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and Annuity           *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9                 Opinion of Counsel                                                              **

*Incorporated by reference
**To be filed by amendment





Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----

99-B.10.1              Consent of Independent Auditors                                                 **

99-B.10.2              Consent of Counsel                                                              **

99-B.13                Schedule for Computation of Performance Data                                    *

99-B.15.1              Powers of Attorney                                                              *

99-B.15.2              Authorization for Signatures                                                    *

27                     Financial Data Schedule                                                         **

*Incorporated by reference
**To be filed by amendment